RECEIVABLES	12 Months Ended
Dec. 31, 2025
Schedule Of Amounts Receivable
RECEIVABLES

4.	RECEIVABLES

As at	December 31, 2025	December 31, 2024
Trade accounts receivable	$947,939	$674,998
Sales tax receivable	93,643	54,592
	$1,041,582	$729,590
Current portion	$1,041,582	$573,390
Long term portion	-	156,200
	$1,041,582	$729,590

The average trade credit allowed on the sale of goods is between 30 and 60 days from the date of shipment. Sales that require deposits are typically agreed to in advance to mitigate the potential for default.

The Company has recognized an allowance for doubtful trade receivables on accounts that are past due by more than 31 days based on best estimates of future expected credit losses and estimated irrecoverable amounts determined by reference to past experiences.

In determining the recoverability of a trade receivable, the Company considers any change in the credit quality of the trade receivable from the date credit was initially granted up to the end of the reporting year. The concentration of credit risk is limited due to the fact that the customer base is diversified. The provision for expected credit losses is as follows:

Balance at December 31, 2023	(289,495)
Additional amounts provided for during the year	(140,011)
Balance at December 31, 2024	(429,506)
Additional amounts provided for during the year	(302,067)
Trade receivables written off during the year	186,211
Foreign exchange	6,933
Balance at December 31, 2025	$(538,429)

During the year ended December 31, 2025 the Company recorded an expected credit loss of $302,067 (2024 - $140,011).

The long-term receivable represents a refundable deposit that the Company has asked to have returned. The agreement allows for a two-year repayment term once the request has been made. Funds were requested in April of 2024. As this amount is due in less than 12 months it is now included with current receivables.

The Company assumes that the credit risk on a financial asset has increased if it is outstanding beyond the agreed payment terms. The Company considers a receivable to be default when the customer is unlikely to pay its obligations to the Company in full. The carrying amount of a receivable is written off (either partially or in full) to the extent that there is no realistic prospect of recovery.

Indicators that there is no reasonable expectation of recovery include, amongst others, business failure, the failure of a debtor to engage in a repayment plan, and a failure to make contractual payments over the negotiated contract period.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2025

Expressed in Canadian Dollars